TAXES PAYABLE	6 Months Ended
Dec. 31, 2020
TAXES PAYABLE
TAXES PAYABLE

NOTE 11. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
VAT payable	¥660,278	¥853,948	$130,719
Income tax payable	440,030	440,030	67,359
Other taxes payable	7,980	87,934	13,461
Total taxes payable	¥1,108,288	¥1,381,912	$211,539